Summary of significant accounting policies - Capitalized internal-use software costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs incurred	$ 2,919	$ 502	$ 387
Capitalized software costs amortized during period	$ 749	$ 864	$ 1,006
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years